Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	20
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$60,203,341.17	0.2408134	$46,551,283.60	0.1862051	$13,652,057.57
Class A-2-B Notes	$34,917,937.88	0.2408134	$26,999,744.49	0.1862051	$7,918,193.39
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$502,131,279.04	0.4956825	$480,561,028.08	0.4743892	$21,570,250.96

Weighted Avg. Coupon (WAC)	3.16%		3.15%
Weighted Avg. Remaining Maturity (WARM)	39.91		39.02
Pool Receivables Balance	$536,139,160.57		$513,651,238.92
Remaining Number of Receivables	42,884		42,116

Adjusted Pool Balance	$517,441,265.59		$495,871,014.63

III. COLLECTIONS

Principal:
Principal Collections	$21,773,735.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$537,755.88
Total Principal Collections	$22,311,491.80

Interest:
Interest Collections	$1,373,661.89
Late Fees & Other Charges	$37,911.76
Interest on Repurchase Principal	$-
Total Interest Collections	$1,411,573.65

Collection Account Interest	$9,493.73
Reserve Account Interest	$1,208.41
Servicer Advances	$-

Total Collections	$23,733,767.59

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	20
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$23,733,767.59
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$23,733,767.59

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$446,782.63	$-	$446,782.63	446,782.63
	Collection Account Interest					$9,493.73
	Late Fees & Other Charges					$37,911.76
Total due to Servicer						$494,188.12

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$49,667.76		$49,667.76
	Class A-2-B Notes		$37,041.06		$37,041.06
	Class A-3 Notes		$310,250.00		$310,250.00
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$521,009.99		$521,009.99	521,009.99

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$22,568,160.31

9.	Regular Principal Distribution Amount:					21,570,250.96

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$13,652,057.57
	Class A-2-B Notes				$7,918,193.39
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$21,570,250.96		$21,570,250.96
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$21,570,250.96		$21,570,250.96

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					997,909.35

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,697,894.98
Beginning Period Amount	$18,697,894.98
Current Period Amortization	$917,670.69
Ending Period Required Amount	$17,780,224.29
Ending Period Amount	$17,780,224.29
Next Distribution Date Required Amount	$16,885,869.28

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Hyundai Auto Receivables Trust 2015-C

Monthly Servicing Report

Collection Period	April 2017
Distribution Date	05/15/17
Transaction Month	20
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.96%	3.09%	3.09%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.99%	41,692	98.76%	$507,273,674.63
30 - 60 Days	0.79%	334	0.97%	$4,982,542.11
61 - 90 Days	0.18%	76	0.24%	$1,211,986.53
91-120 Days	0.03%	14	0.04%	$183,035.65
121 + Days	0.00%	0	0.00%	$-
Total		42,116		$513,651,238.92

Delinquent Receivables 30+ Days Past Due
Current Period	1.01%	424	1.24%	$6,377,564.29
1st Preceding Collection Period	0.98%	421	1.19%	$6,390,725.00
2nd Preceding Collection Period	1.07%	467	1.27%	$7,106,674.92
3rd Preceding Collection Period	1.31%	580	1.60%	$9,323,420.10
Four-Month Average	1.09%		1.33%

Repossession in Current Period		25		$331,738.51
Repossession Inventory		69		$260,760.40

Current Charge-Offs
Gross Principal of Charge-Offs				$714,185.73
Recoveries				$(537,755.88)
Net Loss				$176,429.85

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.39%

Average Pool Balance for Current Period				$524,895,199.75

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.40%
1st Preceding Collection Period				1.58%
2nd Preceding Collection Period				0.34%
3rd Preceding Collection Period				0.98%
Four-Month Average				0.82%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		44	1,297	$18,451,338.48
Recoveries		61	1,081	$(9,114,797.40)
Net Loss				$9,336,541.08
Cumulative Net Loss as a % of Initial Pool Balance				0.88%

Net Loss for Receivables that have experienced a Net Loss *		36	981	$9,353,179.52
Average Net Loss for Receivables that have experienced a Net Loss				$9,534.33

Principal Balance of Extensions				$1,141,964.04
Number of Extensions				72

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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